Document and Entity Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	GreenHunter Energy, Inc.	GreenHunter Energy, Inc.
Entity Central Index Key	0001410056	0001410056
Document Type	S-1	S-1
Amendment Flag	false	false
Document Period End Date	Sep. 30, 2011	Dec. 31, 2010
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company